Fair Value Measurements (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Short-Term Debt [Line Items]
Contractual term	5 years 9 months 18 days	5 years 9 months 18 days
Earnout Liability [Member]
Short-Term Debt [Line Items]
Stock price		$ 0.81	$ 1.06
Expected volatility		80.00%	70.00%
Risk-free rate		3.80%	3.60%
Contractual term		6 years 2 months 12 days	7 years 2 months 12 days
Promissory Notes Related Parties [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	7.00%	7.00%	7.00%